Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Mar. 30, 2012
Document and Entity [Abstract]
Entity Registrant Name	GSP-2, INC.
Entity Central Index Key	0001497644
Document Type	S-1
Amendment Flag	true
Amendment Description	This Registration Statement contains one prospectus as set forth below: Resale Prospectus. A prospectus to be used for the resale by selling stockholders of 1,486,316 shares of Common Stock, including (1) 752,200 shares of common stock underlying the Preferred Shares previously issued to such selling shareholders; (2) 75,220 shares of Common Stock issuable upon exercise of outstanding Agent Warrants at an exercise price of $2.40 per share, that were issued in connection with the private placement that closed on December 20, 2011; (3) 61,896 shares of common stock to the Bay Peak Shareholders obtained by the Bay Peak Shareholders on January 19, 2012; and (4) 597,000 shares of common stock to our shareholders that obtained their shares through the Share Exchange.
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012
Document Period End Date	Mar 31, 2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		14,208,880

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 14,995,151	$ 6,949,341	$ 12,867,137
Restricted cash	3,608	3,580	109
Accounts receivable	24,934,855	32,873,903	15,617,336
Advance payments to suppliers	13,272,480	16,408,120	0
Prepaid VAT Taxes	3,550,615	2,723,149	440,477
Inventories	28,819,501	23,914,873	6,510,886
Deferred inventory costs	2,015,906	471,350	0
Prepaid expenses and other assets	602,429	273,569	22,818
Deposit on loan guarantee agreement	316,221
Total Current Assets	88,510,766	83,617,885	35,458,763
PROPERTY AND EQUIPMENT - net	13,474,602	13,133,255	8,786,661
OTHER ASSETS:
Loans receivable	0	0	6,049,790
Investment in related party company	158,110	157,117	0
Land use rights, net	13,525,975	13,513,463	2,674,006
Total Other Assets	13,684,085	13,670,580	8,723,796
Total Assets	115,669,453	110,421,720	52,969,220
CURRENT LIABILITIES:
Loan payable- current portion	22,767,879	17,282,826	0
Accounts payable	2,160,264	544,174	4,014,894
Facility and land use right payable	2,372,578	2,277,415	2,014,166
Advances from customers	20,590,028	29,065,745	7,957,658
Other payable	167,985	103,423	94,620
Due to related parties	5,114,963	4,726,326	4,222,574
Tax payable	725,820	737,496	0
Dividend payable	42,144	4,534	0
Total Current Liabilities	53,941,661	54,741,939	18,303,912
LOAN PAYABLE, net of current portion	0	0	1,512,447
Total Liabilities	53,941,661	54,741,939	19,816,359
SHAREHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 100,000,000 shares authorized, 752,200 issued and outstanding at March 31, 2012 and December 31, 2011)	752	752	0
Common Stock ($0.001 par value, 100,000,000 shares authorized, 14,208,800, 14,050,000 and 12,800,000 shares issued and outstanding at March 31, 2012, December 31, 2011 and December 31, 2010 respectively)	14,209	14,050	12,800
Additional paid-in capital	14,919,157	9,854,811	5,608,339
Accumulated other comprehensive income - foreign currency translation adjustment	3,263,720	2,918,649	1,282,352
Retained earnings	43,095,865	42,548,562	25,906,413
Total Shareholders' Equity	61,727,792	55,679,781	33,152,861
Statutory reserves	434,089	342,957	342,957
Total Liabilities and Shareholders' Equity	$ 115,669,453	$ 110,421,720	$ 52,969,220

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Prefered stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	752,200	752,200	0
Preferred stock, shares outstanding	752,200	752,200	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	14,208,800	14,050,000	12,800,000
Common Stock, shares outstanding	14,208,800	14,050,000	12,800,000

Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 9,929,627	$ 10,249,359	$ 86,870,549	$ 59,321,013
COST OF REVENUES	8,088,519	8,421,676	66,686,532	43,345,733
GROSS PROFIT	1,841,108	1,827,683	20,184,017	15,975,280
OPERATING EXPENSES:
Selling	105,347	205,167	1,028,602	2,940,580
General and administrative	556,791	307,625	1,503,833	545,946
Total Operating Expenses	662,138	512,792	2,532,435	3,486,526
INCOME FROM OPERATIONS	1,178,970	1,314,891	17,651,582	12,488,754
OTHER INCOME (EXPENSES):
Interest income	3,057	499	51,136	10,545
Interest expense	(489,569)	(74,383)	(988,555)	(162,720)
Other income	0	0	0	3,586
Other expense	0	(660)	(12,019)	(140)
Total Other (Expenses)	(486,512)	(74,544)	(949,438)	(148,729)
INCOME BEFORE PROVISION FOR INCOME TAXES	692,458	1,240,347	16,702,144	12,340,025
PROVISION FOR INCOME TAXES	16,413	0	55,461	0
NET INCOME	676,045	1,240,347	16,646,683	12,340,025
PREFERRED STOCK DIVIDEND	37,610	0	4,534	0
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	638,435	1,240,347	16,642,149	12,340,025
COMPREHENSIVE INCOME:
NET INCOME	676,045	1,240,347	16,646,683	12,340,025
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	345,071	214,398	1,636,297	987,451
COMPREHENSIVE INCOME	$ 1,021,116	$ 1,454,745	$ 18,282,980	$ 13,327,476
EARNINGS PER COMMON SHARE:
Basic	$ 0.05	$ 0.09	$ 1.22	$ 0.96
Diluted	$ 0.05	$ 0.09	$ 1.15	$ 0.96
WEIGHTED AVERAGE NUMBER OF COMMON AND COMMON EQUIVALENT SHARES OUTSTANDING:
Basic	14,097,140	13,344,444	13,692,466	12,800,000
Diluted	14,849,340	13,344,444	14,444,666	12,800,000

Consolidated Statements Of Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2009	$ 19,825,385	$ 0	$ 12,800	$ 5,608,339	$ 13,566,388	$ 342,957	$ 294,901
Beginning Balance (Shares) at Dec. 31, 2009	0	0	12,800,000	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Adjustment to statutory reserve	0	0	0	0	0	0	0
NET INCOME	12,340,025	0	0	0	12,340,025	0	0
Foreign currency translation adjustment	987,451	0	0	0	0	0	987,451
Balance, at Dec. 31, 2010	33,152,861	0	12,800	5,608,339	25,906,413	342,957	1,282,352
Balance, (Shares) at Dec. 31, 2010	0	0	12,800,000	0	0	0	0
Reorganization of Company	0	0	1,000	(1,000)	0	0	0
Reorganization of Company (Shares)	0	0	1,000,000	0	0	0	0
Capital contribution	3,089,514	0	0	3,089,514	0	0	0
Adjustment to statutory reserve	0	0	0	0	0	0	0
Preferred shares issued for cash	1,504,400	752	0	1,503,648	0	0	0
Preferred shares issued for cash (Shares)	0	752,200	0	0	0	0	0
Common stock issued for financing fees	0	0	250	(250)	0	0	0
Common stock issued for financing fees (Shares)	0	0	250,000	0	0	0	0
Financing fees and expenses	(345,440)	0	0	(345,440)	0	0	0
Preferred stock dividend	(4,534)	0	0	0	(4,534)	0	0
NET INCOME	16,646,683	0	0	0	16,646,683	0	0
Foreign currency translation adjustment	1,636,297	0	0	0	0	0	1,636,297
Balance, at Dec. 31, 2011	$ 55,679,781	$ 752	$ 14,050	$ 9,854,811	$ 42,548,562	$ 342,957	$ 2,918,649
Balance, (Shares) at Dec. 31, 2011	0	752,200	14,050,000	0	0	0	0

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 676,045	$ 1,240,347	$ 16,646,683	$ 12,340,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	178,656	119,418	530,697	433,283
Amortization of land use rights	73,006	14,392	109,790	70,623
Common stock issued for services	24,375	0	0	0
Changes in assets and liabilities:
Restricted cash	0	0	(3,409)	0
Accounts receivable	8,152,860	5,692	(16,370,382)	(5,890,821)
Prepaid VAT Taxes	(810,830)	(1,775,165)	(2,227,491)	390,120
Inventories	(4,756,826)	(12,315,638)	(13,773,411)	3,900,958
Prepaid and other current assets	(96,845)	(62,645)	(249,582)	(2,988)
Advances to suppliers	3,241,759	0	(16,132,324)	0
Accounts payable	85,194	(3,811,264)	(3,976,795)	3,818,141
Other payable	85,049	87,443	5,042	(25,974)
Taxes payable	(16,352)	0	53,130	0
Advances from customers	(8,665,816)	3,038,169	20,449,541	(19,628,555)
NET CASH USED IN OPERATING ACTIVITIES	(1,829,725)	(13,459,251)	(14,938,511)	(4,595,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt from collections of loans receivable	0	3,035,178	3,089,514	17,702,379
Disbursements made for loan receivables	0	0	0	(5,900,793)
Investment in related party company	0	0	(154,476)	0
Purchase of property and equipment	(356,310)	(11,067)	(4,167,354)	(354,642)
Purchase of land use rights	0	(151,759)	(10,164,501)	(196,673)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(356,310)	2,872,352	(11,396,817)	11,250,271
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	18,037,632	12,444,229	51,285,933	4,425,595
Payments of loans payable	(12,657,988)	(1,517,589)	(35,838,363)	(4,425,595)
Change in restricted cash	(5)	0	0	0
Issuance of preferred stock and warrants for cash, net of transaction expenses	0	0	1,158,960	0
Proceeds from related party advances	70,590	75,879	338,496	1,070,229
Capital contribution	4,746,745	0	3,089,514	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,196,974	11,002,519	20,034,540	1,070,229
EFFECT OF EXCHANGE RATE CHANGE ON CASH	34,871	82,890	382,993	358,145
NET INCREASE (DECREASE) IN CASH	8,045,810	498,510	(5,917,796)	8,083,457
CASH - beginning of period	6,949,341	12,867,137	12,867,137	4,783,680
CASH - end of period	14,995,151	13,365,647	6,949,341	12,867,137
Cash paid for:
Interest	448,166	74,383	988,555	162,720
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Common stock issued to offset accounts payable and related party payable	293,386	0	0	0
Receipt of inventory to offset loan receivable	0	0	3,089,514	0
Common stock issued for preferred stock transaction expenses	0	0	250,000	0
Acquisition of property, land use right and construction in progress for facility and land use right payable and tax payable	80,819	0	973,452	2,014,166
Desposit on loan gurantee agreement and deferred financing costs paid by related parties	$ 569,609	$ 0	$ 0	$ 0

Organization and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

GSP-2, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 31, 2009 as a blank check development stage company formed for the purpose of acquiring an operating business, through a merger, stock exchange, asset acquisition or similar business combination. On February 11, 2011, the Company completed the reverse acquisition of Shiny Gold Holdings Limited (“Shiny Gold”) through a share exchange transaction (the “Share Exchange”) whereby the Company acquired all of the issued and outstanding ordinary shares of Shiny Gold in exchange for 12,800,000 shares of our common stock, which shares constituted approximately 92.8% of our issued and outstanding shares, as of and immediately after the consummation of the Share Exchange.  As a result of the Share Exchange, Shiny Gold became the Company’s wholly owned subsidiary and the former shareholders of Shiny Gold became the Company’s controlling stockholders.  The Share Exchange was treated as a reverse acquisition, with Shiny Gold as the acquirer and the Company as the acquired party. Through its affiliated companies and subsidiaries, the Company is now a China-based agriculture company which engages in research and genetic development of corn seed, cultivation, production, purchasing, storage, and distribution of corn and other agriculture products. The Company sells high quality agricultural products as raw materials for commercial livestock feeding and other renewable energy uses.

Shiny Gold was formed under the laws of the British Virgin Islands on May 20, 2010.  Shiny Gold owns all of the share capital of Heng Chang HK Produce (HK) Investments, Ltd., a Hong Kong company (“Heng Chang HK”).  Heng Chang HK owns all of the share capital of Siping Hengchang Business Consultants Co., Ltd. (“Hengchang Business Consultants”), a wholly foreign owned enterprise located in the PRC.  On February 10, 2011, Hengchang Business Consultants entered into a series of agreements (the “Contractual Arrangements”) with each of Jilin Hengchang Agriculture Development Co., Ltd. (“Hengchang Agriculture”) and Jilin Hengjiu Grain Purchase and Storage Co., Ltd. (“Hengjiu”)  (together, the “Operating Companies”) and their respective shareholders. The following is a summary of each of the Contractual Arrangements:

●
Exclusive Business Cooperation Agreement.  Pursuant to the exclusive business cooperation agreement between Hengchang Business Consultants and the Operating Companies (the “Business Cooperation Agreement”), Hengchang Business Consultants has the exclusive right to provide to the Operating Companies general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, Hengchang Business Consultants has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. The Operating Companies shall pay to Hengchang Business Consultants a monthly consulting service fee (the “Service Fee”) in Renminbi that is equal to 100% of the monthly net income to the Operating Companies. Upon the prior written consent by Hengchang Business Consultants, the rate of Service Fee may be adjusted pursuant to the operational needs of the Operating Companies.  Within ninety (90) days after the end of each fiscal year, the Operating Companies shall (a) deliver to Hengchang Business Consultants  financial statements of the Operating Companies for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by Hengchang Business Consultants, and (b) pay an amount to Hengchang Business Consultants equal to the shortfall, if any, of the aggregate net income of the Operating Companies for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Service Fee paid by the Operating Companies to Hengchang Business Consultants in such fiscal year. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between Hengchang Business Consultants and the Operating Companies, the Business Cooperation Agreement expires on February 10, 2021; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by Hengchang Business Consultants prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by Hengchang Business Consultants and the Operating Companies shall accept such extended term unconditionally. Unless Hengchang Business Consultants commits gross negligence, or a fraudulent act, against the Operating Companies, the Operating Companies shall not terminate the Business Cooperation Agreement prior to the expiration of the

●
term, including any extended term. Notwithstanding the foregoing, Hengchang Business Consultants shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days' prior written notice to the Operating Companies.

●
Shareholders’ Equity Interest Pledge Agreement. In order to guarantee the Operating Companies’ performance of its respective obligations under the Exclusive Business Cooperation Agreement, the Operating Companies’ Shareholders and Hengchang Business Consultants entered into an equity interest pledge agreement (the “Pledge Agreement”), pursuant to which the Operating Companies’ shareholders pledged all of their equity interest in the Operating Companies to Hengchang Business Consultants. If the Operating Companies or the Operating Companies’ shareholders breach their respective contractual obligations, Hengchang Business Consultants, as pledgee, will be entitled to exercise certain rights, including the right to sell the pledged equity interests. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of the Operating Companies’ obligations thereunder, the Pledge Agreement shall be terminated.

●
Exclusive Option Agreement.  Under the exclusive option agreement between the Operating Companies, the Operating Companies’ Shareholders and Hengchang Business Consultants (the “Option Agreement”), the Operating Companies’ Shareholders have irrevocably granted Hengchang Business Consultants or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the equity interests in the Operating Companies (the "Equity Interest Purchase Option") for RMB 10. If an appraisal is required by PRC laws at the time when and if Hengchang Business Consultants exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws.  Pursuant to the Exclusive Option Agreement, the Operating Companies and the Operating Companies’ shareholders agree that, without the prior consent of Hengchang Business Consultants, they shall not in any manner supplement, change or amend the articles of association and bylaws of the Operating Companies, increase or decrease its registered capital, or change the structure of its registered capital in any other manner, shall not engage in any transactions that could materially affect the Operating Companies’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 100,000, shall not sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer any agreements relating to its business operation to any third party. The term of the Exclusive Option Agreement is ten years commencing on February 10, 2021 and may be extended at the sole election of Hengchang Business Consultants.

●
Power of Attorney.  Under the power of attorney between the Operating Companies’ shareholders and Hengchang Business Consultants (the “Power of Attorney”), Hengchang Business Consultants has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the Operating Companies’ shareholders, to act on behalf of the Operating Companies’ shareholders as their exclusive agent and attorney with respect to all matters concerning the Operating Companies’ shareholders’ equity interests in the Operating Companies, including without limitation, the right to: 1) attend shareholders' meetings of the Operating Companies; 2) exercise all the Operating Companies’ shareholders’ rights, including voting rights under PRC laws and the Operating Companies’ Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the Operating Companies’ shareholders’ equity interests in the Operating Companies in whole or in part; and 3) designate and appoint on behalf of the Operating Companies’ shareholders the legal representative, executive director, supervisor, manager and other senior management of the Operating Companies.

Hengchang Agriculture is a Chinese limited liability company and was formed under laws of the People’s Republic of China (the “PRC”) on September 9, 2004 under the name of Jilin Hengchang Foodstuff Purchasing and Storage Co. Ltd. (“Hengchang Purchasing”) with registered capital of RMB 5.0 million (approximately $729,000). On August 12, 2010, pursuant to the Limited Liability Corporation Modification Registration Application filed with the Siping City Administration for Industry & Commerce, Hengchang Purchasing’s name was changed to Hengchang Agriculture.  Hengchang Agriculture is primarily engaged in the business of development, purchasing and distribution of agricultural products including corn, soybean, and crop seeds. In January 2012, the registered capital of Hengchang Agriculture was increased from RMB 5.0 million (approximately $729,000) to RMB 35.0 million (approximately $5.5 million). The increased registered capital was contributed from Yushan Wei, Chief Executive Officer and Chairman of the Company, and Yufeng Wei, Chief Operating Officer of the Company, for RMB 15.6 million (approximately $2.4 million) and RMB 14.4 million (approximately $2.3 million), respectively. In July 2011, Hengchang Agriculture and seven PRC individuals formed Jilin Hengchang Planting Specialty Cooperative (“Hengchang Planting”) and Jilin Hengchang Mechanized Planting Specialty Cooperative (“Hengchang  Mechanized Planting”) in Jilin province, PRC. Hengchang Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases, providing and developing member’s farming equipments and technology, and selling members’ crop products.  The total registered capital of Hengchang Planting is RMB 1.0 million (approximately $154,000). Hengchang Mechanized Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases and providing and developing member’s mechanized farming equipments and technology.  The total registered capital of Hengchang Mechanized Planting is RMB 2.0 million (approximately $308,000).

Hengjiu is a PRC limited liability company formed under laws of the PRC on August 10, 2009 with a registered capital of RMB 1.0 million (approximately $146,000).  In July 2011, the registered capital of Hengjiu was increased from RMB 1.0 million (approximately $146,000) to RMB 21.0 million (approximately $3.1 million). The increased registered capital was contributed from Yushan Wei, Chief Executive Officer and Chairman of the Company, and Yufeng Wei, Chief Operating Officer of the Company, for RMB 10.7 million (approximately $1.6 million) and RMB 10.0 million (approximately $1.5 million), respectively. Hengjiu is primarily engaged in the grain storage business.

Hengchang Agriculture’s Chairman of the Board of Directors and 52% majority shareholder, Mr. Yushan Wei is also Hengjiu’s Chairman of the Board of Directors and principal shareholder. Almost all of Hengjiu’s assets are used in Hengchang’s business operations and controlled and managed by Mr. Wei. Shiny Gold controls and receives the economic benefits of the Operating Companies’ business operations through the Contractual Arrangements, but does not own any equity interests in the Operating Companies.  In addition, as a result of the Contractual Arrangements, the Operating Companies are deemed to be Shiny Gold’s variable interest entities and, accordingly, Shiny Gold consolidates the Operating Companies’ results, assets and liabilities into its financial statements.

Basis of presentation

Management acknowledges its responsibility for the preparation of the accompanying financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the years presented. The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). This basis differs from that used in the statutory accounts of our subsidiaries in China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to enterprises in the PRC. All necessary adjustments have been made to present the financial statements in accordance with U.S. GAAP.

The Company’s consolidated financial statements include the accounts of its variable interest entity, Hengjiu, which is under common control with Hengchang Agriculture. All significant intercompany accounts and transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to consolidated financial statements included in the Company’s Form 10K report for the year ended December 31, 2011.

The accompanying unaudited consolidated financial statements for GSP-2, Inc., its subsidiaries and variable interest entities, have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S.”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiaries, Shiny Gold, Heng Chang HK and Hengchang Business Consultants, as well as the financial statements of Hengchang Agriculture and Hengjiu.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. Significant estimates in the three months ended March 31, 2012 and 2011 include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets, and accruals for taxes due.

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, accounts payable and accrued expenses, and amounts due to related parties approximate their fair market value based on the short-term maturity of these instruments. The Company did not identify any non-financial assets or liabilities that are required to be presented on the consolidated balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions in the PRC. Balances in banks in the PRC are uninsured.

Concentrations of credit risk

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the PRC of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms.  The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At March 31, 2012 and December 31, 2011, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

Advance payments to suppliers

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $13,272,480 and $16,408,120 at March 31, 2012 and December 31, 2011, respectively.

Inventories

Inventories, consisting of raw materials and finished goods, which primarily consists of corn are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. The Company does not have any inventory reserve at March 31, 2012 and December 31, 2011.

Deferred inventory costs

Deferred inventory costs consist of costs for crop land lease. In accordance with Accounting Standards Codification (“ASC’’) 905 “Agriculture’’, costs of growing crops shall be accumulated until the time of harvest. Growing crops shall be reported at the lower of cost or market. The amount will be transferred to inventories at the time of harvests. As of March 31, 2012 and December 31, 2011, the deferred inventory costs were $2,015,906 and $471,350, respectively.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Additions and major replacements and improvements to plant and equipment accounts are recorded at cost. The cost of repairs and maintenance is expensed as incurred.  When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. Included in property and equipment is construction-in-progress which consists of leasehold improvements and equipment  pending installation and includes the costs of construction and installation and any interest charges arising from borrowings used to finance these assets during the period of construction or installation. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use. Depreciation is computed using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The estimated useful lives of the assets are as follows:

	Useful Life	Residual
Buildings and building improvements	8 – 20 Years	5%
Manufacturing equipment	5 – 10 Years	5%
Office equipment and furniture	4 – 10 Years	5%
Vehicles	4 – 10 Years	5%

Land use rights, net

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government to acquire long-term interests to utilize land underlying the Company’s facilities as land use rights. This type of arrangement is common for the use of land in the PRC. Land use rights are amortized on the straight-line method over the terms of the land use rights.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the three months ended March 31, 2012 and 2011.

Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China.  The Company accounts for income taxes using the liability method prescribed by ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

Pursuant to accounting standards related to the accounting for uncertainty in income taxes, the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more likely than not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The accounting standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition.

Advances from customers

Advances from customers consist of prepayments from customers for merchandise that had not yet been shipped. The Company recognizes the deposits as revenue as customers take delivery of the goods, in accordance with its revenue recognition policy.  At March 31, 2012 and December 31, 2011, advances from customers amounted to $20,590,028 and $29,065,745 respectively.

Revenue recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company derives its revenue primarily from the sale of corn crop and branded corn seeds. The sales price of product sold is stated in the sales contract and is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

Shipping costs

Shipping costs are included in selling expenses and totaled $50,591 and $70,306 for the three months ended March 31, 2012 and 2011, respectively.

Variable Interest Entities

Pursuant to Accounting Standards Codification, we are required to include in our consolidated financial statements the financial statements of variable interest entities (“VIEs”).  The accounting standards require a VIE to be consolidated by a company if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which we, through contractual arrangements, bear the risk of, and enjoy the rewards normally associated with ownership of the entity, and therefore we are the primary beneficiary of the entity. The Hengchang Agriculture and Hengjiu are considered VIEs, and we are the primary beneficiary.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the local currency, the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income.   Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at March 31, 2012 and December 31, 2011 were translated at 6.3247 RMB to $1.00 and at 6.3647 RMB to $1.00, respectively. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the three months ended March 31, 2012 and 2011 were 6.3201 RMB and 6.5894 RMB to $1.00, respectively. Cash flows from the Company's operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the three months ended March 31, 2012 and 2011, comprehensive income includes net income and unrealized gains from foreign currency translation adjustments.

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Income per share of common stock

ASC 260 “Earnings Per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive common shares consist of common shares issuable upon the conversion of series A preferred stock (using the if-converted method) and common stock warrants (using the treasury stock method).  The following table presents a reconciliation of basic and diluted net income per common share:

	Three Months Ended March 31,
	2012	2011
Net income available to common shareholders for basic net income per common share	$638,435	$1,240,347
Add: preferred stock dividend	37,610	-
Net income available to common shareholders for diluted net income per common share	$676,045	$1,240,347

Weighted average common share outstanding - basic	14,097,140	13,344,444
Effect of dilutive securities:
Warrants	-	-
Series A convertible preferred stock	752,200	-
Weighted average common shares outstanding - diluted	14,849,340	13,344,444
Net income per common share - basic	$0.05	$0.09
Net income per common share - diluted	$0.05	$0.09

Recent accounting pronouncements

The Company has evaluated recent issued accounting standards that are not yet effective and does not believed there will be a material impact on the Company's consolidated financial statements upon adoption.

NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

GSP-2, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 31, 2009 as a blank check development stage company formed for the purpose of acquiring an operating business, through a merger, stock exchange, asset acquisition or similar business combination. On February 11, 2011, the Company completed the reverse acquisition of Shiny Gold Holdings Limited (“Shiny Gold”) through a share exchange transaction (the “Share Exchange”) whereby the Company acquired all of the issued and outstanding ordinary shares of Shiny Gold in exchange for 12,800,000 shares of our common stock, which shares constituted approximately 92.8% of our issued and outstanding shares, as of and immediately after the consummation of the Share Exchange.  As a result of the Share Exchange, Shiny Gold became the Company’s wholly owned subsidiary and the former shareholders of Shiny Gold became the Company’s controlling stockholders.  The Share Exchange was treated as a reverse acquisition, with Shiny Gold as the acquirer and the Company as the acquired party. Through its affiliated companies and subsidiaries, the Company is now a China-based agriculture company which engages in research and genetic development of corn seed, cultivation, production, purchasing, storage, and distribution of corn and other agriculture products. The Company sells high quality agricultural products as raw materials for commercial livestock feeding and other renewable energy uses.

Shiny Gold was formed under the laws of the British Virgin Islands on May 20, 2010.  Shiny Gold owns all of the share capital of Heng Chang HK Produce (HK) Investments, Ltd., a Hong Kong company (“Heng Chang HK”).  Heng Chang HK owns all of the share capital of Siping Hengchang Business Consultants Co., Ltd. (“Hengchang Business Consultants”), a wholly foreign owned enterprise located in the PRC.  On February 10, 2011, Hengchang Business Consultants entered into a series of agreements (the “Contractual Arrangements”) with each of Jilin Hengchang Agriculture Development Co., Ltd. (“Hengchang Agriculture”) and Jilin Hengjiu Grain Purchase and Storage Co., Ltd. (“Hengjiu”)  (together, the “Operating Companies”) and their respective shareholders. The following is a summary of each of the Contractual Arrangements:

•
Exclusive Business Cooperation Agreement.  Pursuant to the exclusive business cooperation agreement between Hengchang Business Consultants and the Operating Companies (the “Business Cooperation Agreement”), Hengchang Business Consultants has the exclusive right to provide to the Operating Companies general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, Hengchang Business Consultants has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. The Operating Companies shall pay to Hengchang Business Consultants a monthly consulting service fee (the “Service Fee”) in Renminbi that is equal to 100% of the monthly net income to the Operating Companies. Upon the prior written consent by Hengchang Business Consultants, the rate of Service Fee may be adjusted pursuant to the operational needs of the Operating Companies.  Within ninety (90) days after the end of each fiscal year, the Operating Companies shall (a) deliver to Hengchang Business Consultants  financial statements of the Operating Companies for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by Hengchang Business Consultants, and (b) pay an amount to Hengchang Business Consultants equal to the shortfall, if any, of the aggregate net income of the Operating Companies for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by the Operating Companies to Hengchang Business Consultants in such fiscal year. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between Hengchang Business Consultants and the Operating Companies, the Business Cooperation Agreement expires on February 10, 2021; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by Hengchang Business Consultants prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by Hengchang Business Consultants and the Operating Companies shall accept such extended term unconditionally. Unless Hengchang Business Consultants commits gross negligence, or a fraudulent act, against the Operating Companies, the Operating Companies shall not terminate the Business Cooperation Agreement prior to the expiration of the term, including any extended term. Notwithstanding the foregoing, Hengchang Business Consultants shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days' prior written notice to the Operating Companies.

●
Shareholders’ Equity Interest Pledge Agreement.  In order to guarantee the Operating Companies’ performance of its respective obligations under the Exclusive Business Cooperation Agreement, the Operating Companies’ Shareholders and Hengchang Business Consultants entered into an equity interest pledge agreement (the “Pledge Agreement”), pursuant to which the Operating Companies’ shareholders pledged all of their equity interest in the Operating Companies to Hengchang Business Consultants. If the Operating Companies or the Operating Companies’ shareholders breach their respective contractual obligations, Hengchang Business Consultants, as pledgee, will be entitled to exercise certain rights, including the right to sell the pledged equity interests. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of the Operating Companies’ obligations thereunder, the Pledge Agreement shall be terminated.

●
Exclusive Option Agreement.   Under the exclusive option agreement between the Operating Companies, the Operating Companies’ Shareholders and Hengchang Business Consultants (the “Option Agreement”), the Operating Companies’ Shareholders have irrevocably granted Hengchang Business Consultants or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the equity interests in the Operating Companies (the "Equity Interest Purchase Option") for RMB 10. If an appraisal is required by PRC laws at the time when and if Hengchang Business Consultants exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws.  Pursuant to the Exclusive Option Agreement, the Operating Companies and the Operating Companies’ shareholders agree that, without the prior consent of Hengchang Business Consultants, they shall not in any manner supplement, change or amend the articles of association and bylaws of the Operating Companies, increase or decrease its registered capital, or change the structure of its registered capital in any other manner, shall not engage in any transactions that could materially affect the Operating Companies’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 100,000, shall not sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of the Exclusive Option Agreement is ten years commencing on February 10, 2021 and may be extended at the sole election of JSJ.

●
Power of Attorney.  Under the power of attorney between the Operating Companies’ shareholders and Hengchang Business Consultants (the “Power of Attorney”), Hengchang Business Consultants has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the Operating Companies’ shareholders, to act on behalf of the Operating Companies’ shareholders as their exclusive agent and attorney with respect to all matters concerning the Operating Companies’ shareholders’ equity interests in the Operating Companies, including without limitation, the right to: 1) attend shareholders' meetings of the Operating Companies; 2) exercise all the Operating Companies’ shareholders’ rights, including voting rights under PRC laws and the Operating Companies’ Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the Operating Companies’ shareholders’ equity interests in the Operating Companies in whole or in part; and 3) designate and appoint on behalf of the Operating Companies’ shareholders the legal representative, executive director, supervisor, manager and other senior management of the Operating Companies.

Hengchang Agriculture is a Chinese limited liability company and was formed under laws of the People’s Republic of China (the “PRC”) on September 9, 2004 under the name of Jilin Hengchang Foodstuff Purchasing and Storage Co. Ltd. (“Hengchang Purchasing”) with registered capital of RMB 5.0 million (approximately $729,000). On August 12, 2010, pursuant to the Limited Liability Corporation Modification Registration Application filed with the Siping City Administration for Industry & Commerce, Hengchang Purchasing’s name was changed to Hengchang Agriculture.  Hengchang Agriculture is primarily engaged in the business of development, purchasing and distribution of agricultural products including corn, soybean, and crop seeds. In July 2011, Hengchang Agriculture and seven PRC individuals formed Jilin Hengchang Planting Specialty Cooperative (“Hengchang Planting”) and Jilin Hengchang Mechanized Planting Specialty Cooperative (“Hengchang  Mechanized Planting”) in Jinlin province, P.R.C.  Hengchang Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases, providing and developing member’s farming equipments and technology, and selling members’ crop products.  The total registered capital of Hengchang Planting is RMB 1.0 million (approximately $154,000). Hengchang Mechanized Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases and providing and developing member’s mechanized farming equipments and technology.  The total registered capital of Hengchang Mechanized Planting is RMB 2.0 million (approximately $308,000).

Hengjiu is a PRC limited liability company formed under laws of the PRC on August 10, 2009 with a registered capital of RMB 1.0 million (approximately $146,000).  In July 2011, the registered capital of Hengjiu was increased from RMB 1.0 million (approximately $146,000) to RMB 21.0 million (approximately $3.1 million). The increased registered capital was contributed from Yushan Wei, Chief Executive Officer and Chairman of the Company, and Yufeng Wei, Chief Operating Officer of the Company, for RMB 10.7 million (approximately $1.6 million) and RMB 10.0 million (approximately $1.5 million), respectively. Hengjiu is primarily engaged in the grain storage business.

Hengchang Agriculture’s Chairman of the Board of Directors and 52% majority shareholder, Mr. Yushan Wei is also Hengjiu’s Chairman of the Board of Directors and principal shareholder. Almost all of Hengjiu’s assets are used in Hengchang’s business operations and controlled and managed by Mr. Wei. Shiny Gold controls and receives the economic benefits of the Operating Companies’ business operations through the Contractual Arrangements, but does not own any equity interests in the Operating Companies.  In addition, as a result of the Contractual Arrangements, the Operating Companiesare deemed to be Shiny Gold’s variable interest entities and, accordingly, Shiny Gold consolidates the Operating Companies’ results, assets and liabilities into its financial statements.

Basis of presentation

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). This basis differs from that used in the statutory accounts of our subsidiaries in China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to enterprises in the PRC. All necessary adjustments have been made to present the financial statements in accordance with U.S. GAAP.

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiaries, Shiny Gold, Heng Chang HK and Hengchang Business Consultants, as well as the financial statements of Hengchang Agriculture and Hengjiu.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates.

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, accounts payable and accrued expenses, and amounts due to related parties approximate their fair market value based on the short-term maturity of these instruments. The Company did not identify any non-financial assets or liabilities that are required to be presented on the consolidated balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions in the PRC. Balances in banks in the PRC are uninsured.

Concentrations of credit risk

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the PRC of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms.  The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At December 31, 2011 and 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

Advance payments to suppliers

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $16,408,120 and $0 at December 31, 2011 and 2010, respectively.

Inventories

Inventories, consisting of raw materials and finished goods, which primarily consists of corn are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. The Company does not have any inventory reserve at December 31, 2011 and 2010.

Deferred inventory costs

Deferred inventory costs consist of costs for crop land lease. In accordance with Accounting Standards Codification (“ASC’’)  905 “Agriculture’’ costs of growing crops shall be accumulated until the time of harvest. Growing crops shall be reported at the lower of cost or market. The amount will be transferred to inventories at the time of harvests. As of December 31, 2011 and 2010, the deferred inventory costs were $471,350 and $0, respectively.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Additions and major replacements and improvements to plant and equipment accounts are recorded at cost. The cost of repairs and maintenance is expensed as incurred.  When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. Included in property and equipment is construction-in-progress which consists of leasehold improvements and equipment  pending installation and includes the costs of construction and installation and any interest charges arising from borrowings used to finance these assets during the period of construction or installation. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use. Depreciation is computed using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The estimated useful lives of the assets are as follows:

	Useful Life	Residual
Buildings and building improvements	8-20 Years	5%
Manufacturing equipment	5-10 Years	5%
Office equipment and furniture	4-10 Years	5%
Vehicles	4-10 Years	5%

Land use rights, net

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government to acquire long-term interests to utilize land underlying the Company’s facilities as land use rights. This type of arrangement is common for the use of land in the PRC. Land use rights are amortized on the straight-line method over the terms of the land use rights.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the years ended December 31, 2011 and 2010.

Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China.  The Company accounts for income taxes using the liability method prescribed by ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

Pursuant to accounting standards related to the accounting for uncertainty in income taxes, the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The accounting standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition.

Advances from customers

Advances from customers consist of prepayments from customers for merchandise that had not yet been shipped. The Company recognizes the deposits as revenue as customers take delivery of the goods, in accordance with its revenue recognition policy.  At December 31, 2011 and 2010, advances from customers amounted to $29,065,745 and $ 7,957,658 respectively.

Revenue recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company derives its revenue primarily from the sale of corn crop, and branded corn seeds. The sales price of product sold is stated in the sales contract and is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.
Shipping costs

Shipping costs are included in selling expenses and totaled $240,370 and $2,345,334 for the years ended December 31, 2011 and 2010, respectively.

Variable Interest Entities

Pursuant to Accounting Standards Codification, we are required to include in our consolidated financial statements the financial statements of variable interest entities (“VIEs”).  The accounting standards require a VIE to be consolidated by a company if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which we, through contractual arrangements, bear the risk of, and enjoy the rewards normally associated with ownership of the entity, and therefore we are the primary beneficiary of the entity. The Hengchang Agriculture and Hengjiu are considered VIEs, and we are the primary beneficiary.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the local currency, the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income.   Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2011 and 2010 were translated at 6.3647 RMB to $1.00 and at 6.6118 RMB to $1.00, respectively. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the periods ended December 31, 2011 and 2010 were 6.4735 RMB and 6.77875 RMB to $1.00, respectively. Cash flows from the Company's operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the years ended December 31, 2011 and 2010, comprehensive income includes net income and unrealized gains from foreign currency translation adjustments.

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Reclassification

Certain prior year accounts payable amounts were reclassified as facility construction payable to confirm to the current year presentation. These changes had no impact on the total revenues, operating income, net income, earnings (loss) per share or the balance sheet.

Income per share of common stock

ASC 260 “Earnings Per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive common shares consist of common shares issuable upon the conversion of series A preferred stock (using the if-converted method) and common stock warrants (using the treasury stock method).  The following table presents a reconciliation of basic and diluted net income per common share:

	Years Ended December 31,
	2011	2010
Net income available to common shareholders for basic net income per common share	$16,642,149		$12,340,025
Add: preferred stock dividend	4,534		-
Net Income available to common shareholders for diluted net income per common share	$16,646,683	$

Weighted average common share outstanding – basic	13,692,466		12,800,000
Effect of dilutive securities:
Warrants	—		—
Series A convertible preferred stock	752,200		—
Weighted average common shares outstanding– diluted	14,444,666		12,800,000
Net income per common share - basic	$1.22		$0.96
Net income per common share - diluted	$1.15		$0.96

Recent accounting pronouncements

In May 2011, FASB issued amendments to the FASB Accounting Standard Codification (ASC) relating to fair value measurements, ASU 2011-04, Fair Value Measurement, ASC Topic 820. The amendments clarify the application of existing fair value measurement requirements and results in common measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The Company will apply these amendments prospectively beginning in the first quarter of fiscal 2012. Management does not believe that the adoption of this ASU will have a material impact on the Company’s financial position, results of operations, or cash flows.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (ASC Topic 220). This amendment gives an entity two options to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. An entity can elect to present comprehensive income in either (1) a single continuous statement of comprehensive income, or (2) in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Company will apply this amendment beginning in the first quarter of 2012. Management does not believe that the adoption of this ASU will have a material impact on the Company’s financial position, results of operations, or cash flows.

Recent accounting pronouncements (continued)

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles—Goodwill and Other (ASU 2011-08). Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in paragraph 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9. Under the amendments in this Update, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The provisions of this update will be effective for us in fiscal years beginning after December 15, 2011, and for the interim periods within fiscal years. Management believes the adoption of this new guidance will not have a material impact on the Company’s consolidated results of operations or financial position.

In December 2011, FASB issued Accounting Standard Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12) , which indefinitely defers certain provisions of ASU 2011-05 issued earlier in June 2011and will be further deliberated by the FASB at a future date. The new ASU affects entities that report items of comprehensive income in any period presented. During the deferral period, entities will still need to comply with the existing requirements in U.S. GAAP for the presentation of reclassification adjustments. Specifically, ASC 220 gives entities the option of (1) presenting reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which comprehensive income is presented or (2) disclosing reclassification adjustments in the footnotes to the financial statements. ASU 2011-12 and ASU 2011-05 share the same effective date. This guidance is effective for our interim and annual periods beginning after December 15, 2011. Management believes the adoption of this new guidance will not have a material impact on the Company’s consolidated financial statements, as it only requires a change in the format of presentation.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2 – ACCOUNTS RECEIVABLE

At March 31, 2012 and December 31, 2011, accounts receivable consisted of the following:

	March 31, 2012	December 31, 2011
Accounts receivable	$24,934,855	$32,873,903
Less: allowance for doubtful accounts	-	-
	$24,934,855	$32,873,903

Included in accounts receivable is $24,551,124 and $24,396,828 at March 31, 2012 and December 31, 2011 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 17).  At March 31, 2012 and December 31, 2011, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

NOTE 2 – ACCOUNTS RECEIVABLE
At December 31, 2011 and 2010, accounts receivable consisted of the following:

	December 31, 2011	December 31, 2010
Accounts receivable	$32,873,903	$15,617,336
Less: allowance for doubtful accounts	-	-
	$32,873,903	$15,617,336

Included in accounts receivable is $24,396,828 and $14,738,043 at December 31, 2011 and 2010 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 18).  These receivables were collateralized by equity interests in Defeng at December 31, 2010.  At December 31, 2011 and 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3 - INVENTORIES

At March 31, 2012 and December 31, 2011, inventories consisted of the following:

	March 31, 2012	December 31, 2011
Finished goods	$28,819,501	$23,914,873
Less: reserve for obsolete inventory	-	-
	$28,819,501	$23,914,873

NOTE 3 - INVENTORIES

At December 31, 2011 and 2010, inventories consisted of the following:

	December 31, 2011	December 31, 2010
Packaging materials	$-	$46,810
Finished goods	23,914,873	6,464,076
	23,914,873	6,510,886
Less: reserve for obsolete inventory	-	-
	$23,914,873	$6,510,886

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable Disclosure [Text Block]
NOTE 4 – LOAN RECEIVABLE

Loan receivable consisted of non-interest bearing loans to a third-party individual who has a personal relationship with the Company’s chief executive officer. These loans are unsecured and generally have no specific repayments terms. The Company has collected the loan receivable in full through inventory and cash collections during year 2011. At December 31, 2011 and 2010, loans receivable consisted of the following:

	December 31, 2011	December 31, 2010
Zhuang Weizhou	$-	$6,049,790

Advance Payments to Suppliers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Payments To Suppliers and Employees [Abstract]
Advance Payments To Suppliers [Text Block]
NOTE 4 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At March 31, 2012 and December 31, 2011, advance payments to suppliers consisted of the following:

	March 31, 2012	December 31, 2011
Advance payments to corn suppliers	$13,269,616	$16,319,506
Other	2,864	88,614
	$13,272,480	$16,408,120

NOTE 5 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At December 31, 2011 and 2010, advance payments to suppliers consisted of the following:

	December 31, 2011	December 31, 2010
Advance payments to corn suppliers	$16,319,506	$-
Other	88,614	-
	$16,408,120	$-

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PROPERTY AND EQUIPMENT

At March 31, 2012 and December 31, 2011, property and equipment consisted of the following:

	Useful Life	March 31, 2012	December 31, 2011
Office equipment and furniture	4 - 10 Years	$41,315	$40,596
Manufacturing equipment	5 - 10 Years	697,573	742,183
Vehicles	4 - 10 Years	1,568,303	1,386,760
Construction in progress	-	3,710,738	3,607,164
Building and building improvements	8 - 20 Years	9,111,954	8,824,026
		15,129,883	14,600,729
Less: accumulated depreciation		(1,655,281)	(1,467,474)
		$13,474,602	$13,133,255

For the three months ended March 31, 2012 and 2011, depreciation expense amounted to $178,656 and $119,418.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amount to $2,453,338 at March 31, 2012. The Company expects to complete the construction by June 2012.

NOTE 6 - PROPERTY AND EQUIPMENT

At December 31, 2011 and 2010, property and equipment consist of the following:

	Useful Life	December 31, 2011	December 31, 2010
Office equipment and furniture	4-10 Years	$40,596	$35,282
Manufacturing equipment	5-10 Years	742,183	207,375
Vehicles	4-10 Years	1,386,760	840,002
Construction in progress	-	3,607,164	3,177,752
Buildings and building improvements	8-20 Years	8,824,026	5,419,283
		14,600,729	9,679,694
Less: accumulated depreciation		(1,467,474)	(893,033)
		$13,133,255	$8,786,661

For the years ended December 31, 2011 and 2010, depreciation expense amounted to $530,697 and $433,283.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amount to $2,437,920 at December 31, 2011. The Company expects to complete the construction in mid 2012.

Investment in Related Party Company	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Investment In Related Party Company [Abstract]
Investment In Related Party Company [Text Block]
NOTE 6- INVESTMENT IN RELATED PARTY COMPANY

Mr. Yushan Wei, Mr. Yufeng Wei and Hengchang Agriculture formed a PRC limited company, Jilin Hengchang Fertilizer Co., Ltd. (“Henghcang Fertilizer”), under laws of the PRC on July 11, 2011 with a registered capital RMB 5.0 million (approximately $0.8 million). Mr.Yushan Wei, Mr. Yufeng Wei, and Hengchang Agriculture contributed RMB 2.1 million (approximately $323,000), RMB 1.9 million (approximately $292,000) and RMB 1.0 million (approximately $156,000), respectively, to Hengchang Fertilizer as registered capital.  Hengchang Agriculture owns 10% of Hengchang Fertilizer at March 31, 2012.  Hengchang Fertilizer started its operations in February 2012. The investment in Hengchang Fertilizer is recorded at cost on the accompanying balance sheet. Hengchang Agriculture intends to acquire 100% of the ownership in Hengchang Fertilizer by June 30, 2012.

NOTE 7- INVESTMENT IN RELATED PARTY COMPANY

Mr. Yushan Wei, Mr. Yufeng Wei and Hengchang Agriculture formed a PRC limited company, Jiling Hengchang Fertilizer Co., Ltd. (“Henghcang Fertilizer”), under laws of the PRC on July 11, 2011 with a registered capital RMB 5.0 million (approximately $0.8 million). Mr.Yushan Wei, Mr. Yufeng Wei, and Hengchang Agriculture contributed RMB 2.1 million (approximately $323,000), RMB 1.9 million (approximately $292,000) and RMB 1.0 million (approximately $156,000), respectively, to Hengchang Fertilizer as registered capital.  Hengchang Agriculture owns 10% of Hengchang Fertilizer at December 31, 2011.  As of December 31, 2011, Hengchang Fertilizer did not have any operations. The investment in Hengchang Fertilizer is recorded at cost on the accompanying balance sheet. Hengchang Agriculture intends to acquire 100% of the ownership in Hengchang Fertilizer by June 30, 2012.

Land Use Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
NOTE 7 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms.  The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At March 31, 2012 and December 31, 2011, land use rights consisted of the following:

	Useful Life	March 31, 2012	December 31, 2011
Land use rights	50 years	$13,815,081	$13,728,258
Less: accumulated amortization		(289,106)	(214,795)
		$13,525,975	$13,513,463

Amortization of land use rights attributable to future periods is as follows:

Twelve-month periods ending March 31:
2013	$299,999
2014	299,999
2015	299,999
2016	299,999
2017	299,999
Thereafter	12,025,980
$13,525,975

For the three months ended March 31, 2012 and 2011, amortization expense amounted to $73,006 and $14,392, respectively.

NOTE 8 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. In 2009, the Company acquired land use rights for approximately $2,165,000 for 123,000 square meters located in Gongzhuling, Jilin, China. The Company is currently developing this land and constructing a grain storage and logistics center.  In August 2011, the Company obtained land use rights for approximately $10.1 million for 180,000 square meters located in Gongzhuling, Jilin, China. The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At December 31, 2011 and 2010, land use rights consist of the following:

	Useful Life	December 31, 2011	December 31, 2010
Land use rights	50 Years	$13,728,258	$2,773,279
Less: accumulated amortization		(214,795)	(99,273)
		$13,513,463	$2,674,006

Amortization of land use rights attributable to future periods is as follows:

Years ending December 31:	Amount
2012	$274,617
2013	274,617
2014	274,617
2015	274,617
2016	274,617
Thereafter	12,140,378
$13,513,463

For the years ended December 31, 2011 and 2010, amortization expense amounted to $109,790 and $70,623, respectively.

Advances From Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Advances From Customers [Abstract]
Advances From Customers [Text Block]
NOTE 8 – ADVANCES FROM CUSTOMERS

At March 31, 2012 and December 31, 2011, advances from customers consisted of the following:

	March 31, 2012	December 31, 2011
Guangxi Zhuang Autonomous Region National Liuzhou Grain Repository	$-	$7,468,113
Guangxi Food Development Co., Ltd.	20,435,080	20,495,860
Guangxi Grain Repository Co.	-	942,700
Others	154,948	159,072
Total	$20,590,028	$29,065,745

NOTE 9 – ADVANCES FROM CUSTOMERS

At December 31, 2011 and 2010, advances from customers consisted of the following:

	December 31, 2011	December 31, 2010
Guangxi Zhuang Autonomous Regin National Liuzhou Grain Repository	$7,468,113	$553,902
Nanning Grain Repository	-	7,251,012
Guangxi Food Development Co., Ltd.	20,495,860	-
Guangxi Grain Repository Co.	942,700	-
Others	159,072	152,744
Total	$29,065,745	7,957,658

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9 – RELATED PARTY TRANSACTIONS

Due to related party

At March 31, 2012 and December 31, 2011, due to related parties consisted of the following:

	March 31, 2012	December 31, 2011
Yushan Wei (controlling person of the Company’s majority shareholder and chief executive officer)	$3,941,320	$3,479,595
Yufeng Wei (Chief operating officer)	1,172,393	1,228,606
Dore Perler (Director)	625	4,375
Megan Penick (Director)	625	4,375
Li Changhua (Director)	-	9,375
Total	$5,114,963	$4,726,326

From time to time, the Company’s officers advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. The amounts due to each Director are due to timing differences in actual compensation payouts to the directors.

NOTE 10 – RELATED PARTY TRANSACTIONS

Due to related party

At December 31, 2011 and 2010, due to related parties consisted of the following:

	December 31, 2011	December 31, 2010
Yushan Wei (controlling person of the Company’s majority shareholder and chief executive officer)	$3,479,592	$4,222,574
Yufeng Wei (Chief operating officer)	1,228,606	-
Dore Perler (Director)	4,375	-
Megan Penick (Director)	4,375	-
Li Changhua (Director)	9,375	-
Total	$4,726,324	$4,222,574

From time to time, the Company’s officers advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. The amounts due to Director are due to timing difference in actual compensation payouts to the directors.

Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Loan Payable [Abstract]
Loan Payable Disclosure [Text Block]
NOTE 10 – LOANS PAYABLE

At March 31, 2012 and December 31, 2011, loans payable consisted of the following:

	March 31, 2012	December 31, 2011
Loan payable under a group loan agreement to Jilin Gongzhuling Rural Cooperative Bank and three other rural credit cooperative unions, due in July 2012 with annual interest at the banks base interest rate plus 50% (9.84% at March 31, 2012 and December 31, 2011) secured by assets of the Company.	$10,119,056	$4,713,498

Loan payable to China Construction Bank Siping Branch, due in April 2012 with annual interest at the bank base interest rate plus 30% (8.53% at December 31, 2011)	-	12,569,328

Loan payable to China Construction Bank Siping Branch, due in February 2013 with annual interest at the bank base interest rate plus 20% (7.87% at March 31, 2012)	12,648,823	-

	$22,767,879	$17,282,826

The Company has a group loan agreement (the “Group Loan”) with the availability to borrow up to RMB 73 million (approximately $11.5 million) through November 2012 with Jilin Gongzhuling Rural Cooperative Bank, Baishan City Hungjiang District Rural Credit Cooperative Union, Baicheng City Taobei District Rural Credit Cooperative Union and Jiaohe City Rural Credit Cooperative Union (the “Participant Bank ”). Under the Group Loan, Participant Banks agree to jointly provide up to RMB 73 million loan amount to the Company for working capital purposes. At March 31, 2012 and December 31, 2011, the Company has drawn RMB 64 million and RMB 30 million under the Group Loan, respectively.

The Company had a credit line facility (the “Construction Loan”) with the availability to borrow up to RMB 80 million (approximately $12.5 million) with annual interest at the bank base interest rate plus 30% through April 2012 with China Construction Bank Siping Branch (the “Creditor”) for corn purchase purposes. The loan is secured by all assets of the Company and Mr. Yushan Wei’s shares in Hengchang Agricultural. Mr. Yushan Wei and his wife, and Mr. Yufeng Wei and his wife,  individually and jointly guarantee the loan. The Creditor has the right to monitor and supervise the Company’s inventory purchases, sales and shipping activities. The Company is required to provide monthly physical inventory count reports to the Creditor. The Company is also required to maintain a standard inventory level under the Creditor’s supervision and a bank account with the Creditor. Collections from selling the Company’s inventory acquired through the use of the Construction Loan are required to be deposited into the Company’s bank account at the Creditor’s branch; the Company is not restricted to use the cash after it is deposited into the bank account. At December 31, 2011, the Company has drawn the maximum amount available under the Construction Loan. The construction Loan was repaid in full in February 2012 and the credit line facility was terminated accordingly.

In February 2012, the Company obtained a credit line facility (the “2012 Construction Loan”) with the availability to borrow up to RMB 80 million (approximately $12.6 million) with annual interest at the bank base interest rate plus 20% through February 2013 with the Creditor for corn purchase purposes. Collections from selling the Company’s inventory acquired through the use of the 2012 Construction Loan are required to be deposited into the Company’s bank account at the Creditor’s branch. In connection with the 2012 Construction Loan, the Company also entered in an RMB credit line guarantee agreement (“2012 Guarantee Agreement”) with Jilin Province Credit Guarantee Investment Co., Ltd. Siping Heat Exchanger Industry Branch (the “Guarantor”) whereby the Guarantor provides the guarantee services for the 2012 Construction Loan to the Company and the Company agrees to RMB 1.6 million (approximately $253,000) to the Guarantor as the fee for Guarantor’s services. The Company also agrees to pay RMB 2 million (approximately $316,000) to the Guarantor as the guarantee risk deposit (“Risk Deposit”); shall the Company not fulfill its obligation to the Creditor, Guarantor will use the Risk Deposit to pay the Company’s obligation to the Creditor on the Company’s behalf. If the Company does not pay the principle and interests in accordance to the terms in the 2012 Construction Loan and therefore causes the Guarantor to pay the principle and interests on the Company’s behalf, the Guarantor has the right to demand the Company to repay the entire amount plus 15% of the principle and interests. The Risk Deposit will be returned to the Company when the 2012 Construction Loan is terminated. The Guarantor also entered into an RMB credit line guarantor agreement (“2012 Guarantor Agreement”) with the Creditor to guarantee for all debt included but not limited to the principal, interest, penalty and other expenses incurred by the Company under the 2012 Construction Loan with the highest guarantee amount of RMB 96.5 million (approximately $15.3 million). Under the 2012 Guarantee Agreement, the Company is required to provide various financial reports and project progress reports to the Guarantor. The Company is also required to inform the Guarantor and obtain Guarantor’s written approval in advance in the following events: 1. any investments above RMB 8 million (approximately $1.3 million) 2. any financing activities above RMB 8 million (approximately $1.3 million) 3. Any guarantee activities for other parties above RMB 8 million (approximately $1.3 million) 4. change in ownership above RMB 7 million ($1.1 million) 5. sale of assets above RMB 8 million (approximately $1.3 million) 6. any indemnification to third parties or accidental asset loss above RMB 8 million (approximately $1.3 million) 7. other material economical dispute that might possibly impact the Company’s ability to repay the 2012 Construction Loan. At March 31, 2012, the Company has drawn the maximum amount available under the Construction Loan.

NOTE 11 – LOANS PAYABLE

At December 31, 2011 and 2010, loans payable consisted of the following:

	December 31, 2011	December 31, 2010
Loan payable to Jilin Gongzhuling Rural Cooperative Bank, due on October 27, 2012 with annual interest at the banks base interest rate plus 80% (7.47% at December 31, 2010) secured by assets of the Company	$-	$1,512,447
Loan payable under a group loan agreement to Jilin Gongzhuling Rural Cooperative Bank and three other rural credit cooperative unions, due in July 2012 with annual interest at the banks base interest rate plus 50% (9.84% at December 31, 2011) secured by assets of the Company.	4,713,498	-
Loan payable to China Construction Bank Siping Branch, due in April 2012 with annual interest at the banks base interest rate plus 30% (8.53% at December 31, 2011)	12,569,328	-
	$17,282,826	$1,512,447

The Company has a group loan agreement (the “Group Loan”) with the availability to borrow up to RMB 73 million (approximately $11.5 million) through November 2012 with Jilin Gongzhuling Rural Cooperative Bank, Baishan City Hungjiang District Rural Credit Cooperative Union, Baicheng City Taobei District Rural Credit Cooperative Union and Jiaohe City Rural Credit Cooperative Union (the “Participant Bank ”). Under the Group Loan, Participant Banks agree to jointly provide up to RMB 73 million loan amount to the Company for working capital purposes. At December 31, 2011, the Company has drawn RMB 30 million under the Group Loan.

The Company also has a credit line facility (the “Construction Loan”) with the availability to borrow up to RMB 80 million (approximately $12.5 million) through April 2012 with China Construction Bank Siping Branch (the “Creditor”) for corn purchase purposes. The loan is secured by all assets of the Company and Mr. Yushan Wei’s shares in Hengchang Agricultural. Mr. Yushan Wei and his wife and Mr. Yufeng Wei and his wife also individually and jointly guarantee the loan. The Creditor has the right to monitor and supervise the Company’s inventory purchases, sales and shipping activities. The Company is required to provide monthly physical inventory count reports to the Creditor. The Company is also required to maintain a standard inventory level under the Creditor’s supervision and a bank account with the Creditor. Collections from selling the Company’s inventory acquired through the use of the Construction Loan are required to be deposited into the Company’s bank account at the Creditor’s branch; the Company is not restricted to use the cash after it is deposited into the bank account. At December 31, 2011, the Company has drawn the maximum amount available under the Construction Loan. The loan was repaid in full in February 2012.

Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
NOTE 11 – RESTRICTED CASH

In connection with the 2012 Construction Loan, the Company agrees to have its collections on sales deposit into the Company’s bank account at the Creditor (“Collection Account”). The Company is required to pay its corn vendors using the money in the Collection Account unless the Company otherwise obtains the Creditor’s written approval. The Company is also required to obtain the Creditor’s written approval to use the fund in the Collection Account. At March 31, 2012 and December 31, 2011, the Company’s restricted cash amounted to $3,608 and $3,580, respectively.

NOTE 12 – RESTRICTED CASH

In connection with the Construction Loan, the Company signed a Sales Fund Close Management Agreement  (“Fund Management Agreement”) with the Creditor in April 2011. Pursuant to the Fund Management Agreement, the Company agreed to have its collections on sales deposit into the Company’s bank account at the Creditor (“Collection Account”). The Company is required to pay its corn vendors using the money in the Collection Account unless the Company otherwise obtains the Creditor’s written approval. The Company is also required to obtain the Creditor’s written approval to use the fund in the Collection Account. At December 31, 2011 and 2010, the Company’s restricted cash amounted to $3,580 and $109, respectively.

Facility Construction Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Facility Construction Payable [Abstract]
Facility Construction Payable [Text Block]
NOTE 12 – FACILITY CONSTRUCTION PAYABLE

Facility construction payable was related to the Grain Storage Construction. In according to the construction process, at March 31, 2012 and December 31, 2011, accrued payable under the Grain Storage Construction amounted to $2,372,578 and $2,277,415, respectively. The Company expects to pay for the Grain Storage Construction in full after its completion in June 2012.

NOTE 13 – FACILITY CONSTRUCTION PAYABLE

Facility construction payable was related to the Grain Storage Construction. In according to the construction process, at December 31, 2011 and 2010, accrued payable under the Grain Storage Construction amounted to $2,277,415 and $2,014,166, respectively. The Company expects to pay for the Grain Storage Construction in full after its completion in mid 2012.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 – INCOME TAXES

The Company accounts for income taxes pursuant to the accounting standards that requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25%, on income reported in the statutory financial statements after appropriate tax adjustments. The PRC local government has provided various incentives to companies in order to encourage economic development. Such incentives include reduced tax rates and other measures. Hengjiu is not subject to any tax incentives. Hengchang Agriculture is considered an agricultural preliminary processor pursuant to the PRC tax code, allowing Hengchang Agriculture exempt from income tax.

The table below summarizes the reconciliation of the Company’s unaudited income tax provision (benefit) computed at the China statutory rate and the actual tax provision:

	Three Months Ended March 31,
	2012	2011
Income tax provision at China statutory rate of 25%	$244,244	$357,329
Permanent difference - China tax exemption	(227,831)	(357,329)
Total provision for income tax	$16,413	$-
Basic and diluted net income per share effect	$(0.02)	$(0.03)

NOTE 14 – INCOME TAXES

The Company accounts for income taxes pursuant to the accounting standards that requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carryforwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

Accordingly, the net deferred tax asset related to the U.S. net operating loss carryforward has been fully offset by a valuation allowance. The Company is governed by the Income Tax Law of the People’s Republic of China and the United States. In 2011 and 2010, under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. The PRC local government has provided various incentives to companies in order to encourage economic development. Such incentives include reduced tax rates and other measures. Hengjiu is not subject to any tax incentives. Hengchang Agriculture has a status as an agricultural preliminary processor pursuant to the PRC tax code, and Hengchang Agriculture is exempt from income tax. The Company’s wholly-owned subsidiaries, Shiny Gold was incorporated in the British Virgin Island and Heng Chang HK was incorporated in Hong Kong. Under the current laws of the British Virgin Island, Shiny Gold is not subject to income taxes. Heng Chang HK is generally subject to Hong Kong income tax on its taxable income derived from trade or businesses carried out in Hong Kong at 16.5% for the two years ended December 31, 2011. However, as Heng Chang HK has not generated any revenue or income, no provision for Hong Kong income tax has been made.

GSP-2, Inc. was incorporated in the United States and has incurred an aggregate net operating loss carryforwards of approximately $689,343 for income tax purposes through December 31, 2011, subject to the Internal Revenue Code Section 382, which places a limitation on the amount of taxable income that can be offset by net operating losses after a change in ownership.  The net operating loss carries forward for United States income taxes, and may be available to reduce future years’ taxable income. These carryforwards will expire, if not utilized, through 2111. Management believes that the realization of the benefits from these losses appears not more than likely due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit to reduce the asset to zero. Management will review this valuation allowance periodically and make adjustments as warranted.

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the China statutory rate and the actual tax provision:

	Years Ended December 31,
	2011	2010
Income tax provision at China statutory rate of 25%	$4,334,007	$3,085,006
Permanent difference - China tax exemption	(4,278,546)	(3,085,006)
Total provision for income tax	$55,461	$-
Basic net income per share effect	0.31	0.24
Diluted net income per share effect	$0.30	$0.24

The Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Deferred tax asset:
Net U.S. operating loss carryforwards	$689,343	$-
Total gross deferred tax asset	689,343	-
Less: valuation allowance	(689,343)	-
Net deferred tax asset	$-	$-

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14 – STOCKHOLDERS’ EQUITY

December 2011 Sale of Series A Preferred Stock

On December 20, 2011, the Company sold 752,200 shares of series A preferred stock to several investors for $1,504,400.  The effective price per share of common stock issuable upon conversion of the series A preferred stock was $2.00 per share, which was the deemed market price for the Company’s common stock on the date of the sale. Pursuant to the related purchase agreements, the Company’s controlling shareholder, Ally Joy Investments Limited (“Ally Joy”) agreed to deposit an aggregate amount of 200,000 shares of the Company’s common stock into an escrow account; Ally Joy is controlled by our Chief Executive Officer. The Company is required to meet $15.9 million after tax net income for the fiscal year ending December 31, 2011(“2011 Targeted Net Income”) and $18 million after tax net income for the fiscal year ending December 31, 2012 (“2012 Targeted Net Income) under U.S. GAAP. If the Company does not reach the 2011 Targeted Net Income or the 2012 Targeted Net Income, Ally Joy shall transfer to the holders of the Series A Preferred Stock an additional amount of shares of the Company’s common stock equal to the percentage of variation of the actual net income from the targeted net income times the number of purchased Series A Preferred Stock for each year not meeting the targeted net income. The Company met the 2011 Targeted Net Income. The Company agreed to file a Form S-1 registration statement (the “Registration Statement”) within 30 calendar days following the date of the sale of the Series A preferred Stock (“Closing Date”).  The Company agreed to use its best efforts to cause the Registration Statement to be declared effective upon the earlier of (a) 180 calendar days after the Closing Date or (b) three business days after the Registration Statement is declared effective. The Company also agreed to obtain common stock quotation on the Over the Counter Bulletin Board (“OTCBB”) within 60 days of the effectiveness of the initial Registration Statement.  The Company shall use its best efforts to cause its common stock to become listed (the “Uplisting”) on a senior exchange board (“Senior Exchange Listing”) within 12 months of the OTCBB listing date (“the Uplisting Date”). If the Senior Exchange Listing has not occurred by the Uplisting Date, the Company shall pay cash liquidated damage to the holders of the Series A preferred stock in the amount equal to 0.5% of each holder’s aggregate purchase price and on each monthly anniversary of the said date until the Uplisting is completed. Until the closing of an offering of the Company’s common stock at a price per share not less than $4.00, the Company is restricted from incurring any indebtedness or making any payment on the existing indebtedness to the Company’s Chief Executive Officer.

In connection with the sale of the Series A preferred stock, the Company received gross proceeds of $1,504,400 before deducting offering expenses of $345,440. In addition, the placement agent and consultants received of 250,000 common stock and warrants to purchase 75,220 shares of common stock with an exercise price of $2.40 per share and five years exercise period.

The series A preferred stock has the following rights, preferences and limitations:

●	There are 875,000 authorized shares of series A preferred stock.

●
Holders will be entitled to receive dividends at the rate of 10% of the original issuance price ($2.00). Dividends shall be cumulative but not compounding. Dividend payments may, in sole discretion of the Company, be made in fully paid and non-assessable share of Series A preferred stock based up the original issuance prices and the issuance of such shares of shall constitute full payment of such dividend.

●
The holders of the series A preferred stock have no voting rights except as required by law. However, so long as any shares of series A preferred stock are outstanding, the Company shall not, without first obtaining the approval  of the holders of majority of the then outstanding shares of the Series A preferred stock (a) amend the rights, preferences or privileges of the series A preferred stock, (b) amend or waive any provision of its Articles of Incorporation in a manner that would alter the rights, preferences or privileges of the Series A Preferred Stock, (c) create any class of capital stock or series or of preferred stock, the terms of which expressly provide that such class or series or (d) enter into any agreement with respect to the foregoing.

●
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the series A preferred stock will be entitled to receive an amount per share equal to the sum of $2.00, subject to adjustments,  plus any accrued but unpaid dividends out of the assets of the Company available for distribution to the shareholders of the Company before any payment or distribution is made to holders of other classes of stocks.

●
Each share of series A preferred stock is convertible at any time into one share of common stock, subject to adjustment, at the option of the holder. Each outstanding share of Series A preferred stock shall automatically convert into one share of the Company’s common stock upon the effectiveness of a registration statement filed by the Company with the Securities and Exchange Commission.

Common Stock

In March 2012, the Company issued 151,880 shares of its common stock to officers and directors of the Company for services rendered by them.  The shares were valued at $2.00 per share based on the fair value on the date of grant.  In connection with the issuance of these shares, the Company reduced accrued liabilities by $279,385 that were outstanding and recorded stock-based compensation of $24,375.

In March 2012, the Company issued 7,000 shares of its common stock to a consultant of the Company for services rendered by the consultant. The shares were valued at $2.00 per share based on the fair value on the date of grant.  In connection with the issuance of these shares, the Company reduced accrued liabilities by $14,000.

Warrants

Warrant activity for the three months ended March 31, 2012 is summarized as follows:

	Three Months Ended March 31, 2012
	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2011	75,220	$2.4
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance at March 31, 2012	75,220	$2.4
Warrants exercisable at March 31, 2012	75,220	$2.4

The following table summarizes the shares of the Company's common stock issuable upon exercise of warrants outstanding at March 31, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2012	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2012	Weighted Average Exercise Price
$2.40	75,220	4.75	$2.40	75,220	$2.40
	75,220	4.75	$2.40	75,220	$2,40

NOTE 15 – STOCKHOLDERS’ EQUITY

Recapitalization

On February 11, 2011, pursuant to a Share Exchange Agreement (See Note 1), the Company issued 12,800,000 ordinary shares to the shareholders of Shiny Gold, their designees or assigns in exchange for all of the issued and outstanding capital stock of Shiny Gold. Prior to the Share Exchange, the Company had 1,000,000 shares of ordinary shares issued and outstanding. Following the Share Exchange, there were 13,800,000 Ordinary Shares of the Company issued and outstanding.

December  2011 Sale of Series A Preferred Stock

On December 20, 2011, the Company sold 752,200 shares of series A preferred stock to several investors for $1,504,400.  The effective price per share of common stock issuable upon conversion of the series A preferred stock was $2.00 per share, which was the deemed market price for the Company’s common stock on the date of the sale. Pursuant to the related purchase agreements, the Company’s controlling shareholder, Ally Joy Investments Limited (“Ally Joy”) agrees to deposit an aggregate amount of 200,000 shares of the Company’s common stock into an escrow account; Ally Joy is controlled by our Chief Executive Officer. The Company is required to meet $15.9 million after tax net income for the fiscal year ending December 31, 2011(“2011 Targeted Net Income”) and $18 million after tax net income for the fiscal year ending December 31, 2012 (“2012 Targeted Net Income) under U.S. GAAP. If the Company does not reach the 2011 Targeted Net Income or the 2012 Targeted Net Income, Ally Joy shall transfer to the holders of the Series A Preferred Stock an additional amount of shares of the Company’s common stock equal to the percentage of variation of the actual net income from the targeted net income times the number of purchased Series A Preferred Stock for each year not meeting the targeted net income. The Company met the 2011 Targeted Net Income. The Company agrees to file a Form S-1 registration statement (the “Registration Statement”) within 30 calendar days following the date of the sale of the Series A preferred Stock (“Closing Date”).  The Company agrees to use its best efforts to cause the Registration Statement to be declared effective upon the earlier of (a) 180 calendar days after the Closing Date or three business days after the Registration Statement is declared effective. The Company also agrees to its common stock to become quoted on the Over the Counter Bulletin Board (“OTCBB”) within sixty days of the effectiveness of the initial Registration Statement.  The Company shall use its best efforts to cause its common stock to become listed (the “Uplisting”) on a senior exchange board (“Senior Exchange Listing”) within 12 months of the OTCBB listing date (“the Uplisting Date”). If the  Senior Exchange Listing has not occurred by the Uplisting Date, the Company shall pay cash liquidated damage to the holders of the Series A preferred stock in the amount equal to 0.5% of each holder’s aggregate purchase price until the Uplisting is completed. Until the closing of an offering of the Company’s common stock at a price per share not less than $4.00, the Company is restricted from incurring any indebtedness or making any payment on the existing indebtedness to the Company’s Chief Executive Officer.

In connection with the sale of the Series A preferred stock, the Company received gross proceeds of $1,504,400 before deducting offering expenses of $345,440. In addition, the placement agent and consultants received of 250,000 common stock and warrants to purchase 75,220 shares of common stock with an exercise price of $2.40 per share and five years exercise period.

The series A preferred stock has the following rights, preferences and limitations:

•	There are 875,000 authorized shares of series A preferred stock.

•
Holders will be entitled to receive dividends at the rate of 10% of the original issuance price ($2.00). Dividends shall be cumulative but not compounding. Dividend payments may be, in sole discretion of the Company, be made in fully paid and non-assessable share of Series A preferred stock based up the original issuance prices, and the issuance of such shares of shall constitute full payment of such dividend.

•
The holders of the series A preferred stock have no voting rights except as required by law. However, so long as any shares of series A preferred stock are outstanding, the Company shall not, without first obtaining the approval  of the holders of majority of the then outstanding share of the Series A preferred stock (a) amend the rights, preferences or privileges of the series A preferred stock (b) amend or waive any provision of its Articles of Incorporation in a manner that would alter the rights, preferences or privileges of the Series A Preferred Stock, (c) create any class of capital stock or series or of preferred stock, the terms of which expressly provide that such class or series or (d) enter into any agreement with respect to the foregoing.

•
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the series A preferred stock will be entitled to receive an amount per share equal to the sum of $2.00, subject to adjustments,  plus any accrued but unpaid dividends out of the assets of the Company available for distribution to the shareholders of the Company before any payment or distribution is made to holders of other classes of stocks.

•
Each share of series A preferred stock is convertible at any time into one share of common stock, subject to adjustment, at the option of the holder. Each outstanding share of Series A preferred stock shall automatically convert into one share of the Company’s common stock upon the effectiveness of a registration statement filed by the Company with the Securities and Exchange Commission

Warrants

Warrant activity for the years ended December 31, 2011 and 2010 is summarized as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of year	—	$—	—	$—
Granted	75,220	2.4	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Balance at end of year	75,220	$2.4	—	$—

Warrants exercisable at end of year	75,220	$2.4	—	$—

The following table summarizes the shares of the Company's common stock issuable upon exercise of warrants outstanding at December 31, 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$ 2.40	75,220	5.0	$2.40	75,220	$2.40
	75,220		$2.40	75,220	$2.40

Statutory Reserves	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
NOTE 15 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. The balance of statutory reserve represents the accumulated balance of the restricted net assets maintained by the Company. The accumulated balance of the statutory reserve of the Company as of March 31, 2012 and December 31, 2011 was $434,089 and $342,957, respectively.

For the three months ended March 31, 2012, statutory reserve activity is as follows:

	Hengchang Agriculture	Hengjiu	Total
Balance – December 31, 2011	$342,957	$-	$342,957
Addition to statutory reserves	91,132	-	91,132
Balance –March 31, 2012	$434,089	$-	$434,089

NOTE 16 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. Hengchang Agriculture and Hengjiu did not make any such appropriation for the years ended December 31, 2011 and 2010 since the reserve balance of Hengchang Agriculture as of December 31, 2009 reached 50% of its registered capital and Hengjiue did not have any retained earnings at December 31, 2011. The accumulated balance of the statutory reserve of the Company as of December 31, 2011 and 2010 was $342,957 and $342,957, respectively.

In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. This portion $342,957 and $342,957 as of December 31, 2011 and 2010, respectively, represents the accumulated balance of statutory reserve maintained by the Company.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 16 – CONCENTRATIONS

As of March 31, 2012 and December 31, 2011, the Company held cash in the PRC banks of $14,498,205 and $6,435,877, respectively, that is uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits only with financial institutions in the PRC with acceptable credit rating.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Customers

Two customers accounted for approximately 86.9% and 100.0% of the Company’s revenue during the three months ended March 31, 2012 and 2011, respectively. At March 31, 2012 and 2011, the two customers did not have any outstanding accounts receivable.

Suppliers

Two suppliers accounted approximately for 50.7% of the Company’s purchases during the three months ended March 31, 2012. At March 31, 2012, the Company did not have any outstanding payable to the two suppliers and approximately 99.9 % of the Company’s advance payments to suppliers were made to one of the two suppliers.

The Company did not have any supplier that accounted for more than 10% of its total purchase during the three months ended March 31, 2011.

NOTE 17 – CONCENTRATIONS

As of December 31, 2011 and 2010, the Company held cash in the PRC banks of $6,435,877 and $12,867,137, respectively that is uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits only with financial institutions in the PRC with acceptable credit rating.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Customers

Three customers accounted approximately 86.4% and 94.0% of the Company’s revenue during the years ended December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, two of the three customers accounted for 100 % and 94.4% of the Company’s total outstanding accounts receivable, respectively.

Suppliers

Two suppliers accounted approximately for 30.6% of the Company’s purchases during year 2011. The Company did not have any supplier accounted for more than 10% of its total purchase during year 2010. The Company did not have accounts payable as of December 31, 2011 and December 31, 2010 to these suppliers.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Option to Purchase Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land located at the east of 7th Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which is approximately RMB 30,000,000 (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.  The agreement expired on January 31, 2012 and the Company did not exercise the option to purchase 70% of equity interest in Defeng.

Research and Development Agreement

On March 1, 2011, the Company entered into an agreement with Maize Research Institute, Jilin Academy of Agricultural Sciences (“Jilin Academy”). The Company agrees to accept Jilin Academy as its research and development team to perform seed research and development work for the Company. The Company agrees to pay RMB 300,000 (approximately $46,000) to Jilin Academy for every new seed variety developed by Jilin Academy passes national level approval and pay RMB 200,000 (approximately $31,000) to Jilin Academy for every new seed variety developed by Jilin Academy passes provincial level approval. The Company will pay two RMB for every five kilograms of seed developed by Jilin. Additionally, the Company will pay RMB 500,000 ($77,000) when the cumulative seed sale reaches 3 million kilograms. In addition, the Company will pay another RMB 500,000 ($77,000) when the cumulative seed sale reaches 5.5 million kilograms. After the cumulative seed sale reaches 7.5 million, the Company will pay RMB 500,000 ($77,000) to Jilin Academy as a reward. No reward will be given to improvement work done on the Company’s current seed products. As of March 31, 2012, no new seed variety was developed by Jilin Academy for the Company.

Land Lease Agreement

The Company entered into a land lease agreement with Gongzhuling Nanweizi Town People’s Government (“Nanwaizi”) on January 1, 2012 to obtain the land operation rights for 3000 hectares of corn field in Nanweizi town, Gongzhuling. The land lease agreement started on December 1, 2011 and expires on November 30, 2027.  The first year annual rent is RMB 12,000 (approximately $1,885) per hectare. The Company shall adjust the rent every year based on the corn market price using 6,000 kilograms as the per hectare corn production level base. The Company shall pay the annual lease on or before December 1 of every year. Nanweizi will enjoy all subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land.

On January 1, 2012, the Company entered into a land lease agreement with Gongzhuling Nanweizi Street Fangshengguangzi Village  (“Fangshengangzi”) and Nanweizi Street Operation & Management Station (“Street Station”) to obtain the land operation rights for 200 hectares of paddy field in Nanweizi town, Gongzhuling from Fangshengangzi. The land lease agreement started on January 1, 2011 and expires on December 31, 2027. The Company has the first right to renewal after the land lease is expired.  The first year annual rent is RMB 15,000 (approximately $2,357) per hectare. The Company shall adjust the rent every year based on the rice market price using 4,800 kilograms as the per hectare corn production level base. The Company shall pay the annual lease to Fangshengangzi on or before February 28 of every year. Fangshengangzi and the Company will each enjoy certain subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land. According to the agreement, the Company provided RMB 300,000 (approximately $47,000) to Fangshengangzi to be kept with Street Station as a guarantee deposit. The deposit will be returned to the Company one year prior to the lease expiration date.

Future minimum land lease payments required under the land lease agreements are as follows:

Periods Ending March 31:
2013	$6,170,769
2014	6,170,769
2015	6,170,769
2016	6,170,769
2017	6,170,769
Thereafter	67,403,783
Total	$98,257,628

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Option to Purchase Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land locating at the east of 7th Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which are approximately 30,000,000 RMB (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.  The agreement expired on January 31, 2012 and the Company did not exercise the option to purchase 70% of equity interest in Defeng.
Research and Development Agreement

On March 1, 2011, the Company entered into an agreement with Maize Research Institute, Jilin Academy of Agricultural Sciences (“Jilin Academy”). The Company agrees to accept Jilin Academy as its research and development team to perform seed research and development work for the Company. The Company agrees to pay RMB 300,000 (approximately $46,000) to Jilin Academy for every new seed variety developed by Jilin Academy and passes national level approval and pay RMB 200,000 (approximately $31,000) to Jilin Academy for every new seed variety developed by Jilin Academy and passes provincial level approval. The Company will pay two RMB for every five kilograms of seed developed by Jilin. Additionally, the Company will pay RMB 500,000 ($77,000) when the cumulative seed sale reaches 3 million kilograms. In addition, the Company will pay another RMB 500,000 ($77,000) when the cumulative seed sale reaches 5.5 million kilograms. After the cumulative seed sale reaches 7.5 million, the Company will pay RMB 500,000 ($77,000) to Jilin Academy as a reward. No reward will be given to improvement work done on the Company’s current seed products. As of December 31, 2011, no new seed variety was developed by Jilin Academy for the Company.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 19 – SUBSEQUENT EVENTS

Increased Registered Capital

On January 5, 2012, Hengchang Agriculture’s registered capital was increased by RMB 30 million (approximately $4.7 million) from RMB 5 million (approximately $656,000) to RMB 35 million (approximately $5.4 million). Mr. Yushan Wei,  the Company’s chief executive officer and majority shareholder of Hengchang Agriculture, contributed RMB 15.6 million (approximately $2.4 million) and Mr. Yufeng Wei,  the Company’s chief operating officer and minority shareholder of Hengchang Agriculture, contributed RMB 14.4 million (approximately $2.3 million)  as the registered capital contribution. After the capital contribution, the percentages of ownership in Hengchang Agriculture of Mr. Yushan Wei and Mr. Yufeng Wei remain unchanged at 52% and 48%, respectively.

Land Lease Agreement

The Company entered into a land lease agreement with Gongzhuling Nanwaizi Town People’s Government (“Nanwaizi”) on January 1, 2012 to obtain the land operation right for 3000 hectares of corn field in Nanwaizi town, Gongzhuling. The land lease agreement started on December 1, 2011 and expires on November 30, 2027.  The first year annual rent is RMB 12,000 (approximately $1,885) per hectare. The Company shall adjust the rent every year based on the corn market price using 6,000 kilograms as the per hectare corn production level base. The Company shall pay the annual lease on or before December 1 of every year. Nanweizi will enjoy all subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land.

On January 1, 2012, the Company entered into a land lease agreement with Gongzhuling Nanweizi Street Fangshengguangzi Village  (“Fangshengangzi”) and Nanwaizi Street Operation & Management Station (“Street Station”) to obtain the land operation right for 200 hectares of paddy field in Nanwaizi town, Gongzhuling from Fangshengangzi. The land lease agreement started on January 1, 2011 and expires on December 31, 2027. The Company has the first right to renewal after the land lease is expired.  The first year annual rent is RMB 15,000 (approximately $2,357) per hectare. The Company shall adjust the rent every year based on the rice market price using 4,800 kilograms as the per hectare corn production level base. The Company shall pay the annual lease to Fangshengangzi on or before February 28 of every year. Fangshengangzi and the Company will each enjoy certain subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land. According to the agreement, the Company provided RMB 300,000 (approximately $47,000) to Fangshengangzi to be kept with Street Station as a guarantee deposit. The deposit will be returned to the Company one year prior to the lease expiration date.

Common Stock Issuance

On March 5, 2012, the Company issued 7,000 shares of its common stock to a Company’s consultant as compensation for services provided prior to December 31, 2011. The shares are valued at the fair value of $2.0 per share on the grant date and $14,000 in total. The $14,000 was recorded as compensation expenses at December 31, 2011.

On March 5, 2012, the Company issued 5,000 shares of its common stock to each of its two U.S. independent directors pursuant to the agreements between the Company and its U.S. directors. The shares are valued at the fair value of $2.0 per share on the grant date and the Company recorded stock-based compensation of $11,250 in total and the remaining $8,750 was recorded to offset compensation payable to the two directors at December 31, 2011.

On March 5, 2012, the Company issued 12,500 shares of its common stock to each of its two P.R.C. independent directors pursuant to the agreements between the Company and its P.R.C. directors. The shares are valued at the fair value of $2.0 per share on the grant date and the Company recorded stock-based compensation of $31,250 in total and the remaining $18,750 was used to offset the compensation payable to the two directors at December 31, 2011.

On March 5, 2012, the Company issued 74,065 shares of its common stock to its chief executive officer pursuant to the executive employment agreement between the Company and the chief executive officer for services provided prior to December 31, 2011. The Company recorded related compensation expenses of $148,130 at December 31, 2011.The shares are valued at the fair value of $2.0 on the grant date and used to offset the related compensation payable.

On March 5, 2012, the Company issued 42,815 shares of its common stock to its chief operating officer pursuant to the executive employment agreement between the Company and its chief operating officer for services provided prior to December 31, 2011. The Company recorded related compensation expenses of $85,630 at December 31, 2011.The shares are valued at the fair value of $2.0 on the grant date and used to offset the related compensation payable.